EQUITY SECURITIES	12 Months Ended
Dec. 31, 2018
EQUITY SECURITIES
EQUITY SECURITIES

8.   EQUITY SECURITIES

Upon adoption of IFRS 9, the Company made the irrevocable election to designate all of its investments in equity securities as financial assets at fair value through other comprehensive income and measured at fair value. The Company considers this to be an appropriate classification because the securities are strategic investments in nature and not held for trading.

The following table sets out the Company's equity securities which have been designated at FVOCI:

As at December 31,
2018(i)
Orla Mining Ltd.	$13,563
White Gold Corp.	25,029
Other(ii)	37,940
Total equity securities	$76,532

Notes:

(i)	Prior to the adoption of IFRS 9 on January 1, 2018, the Company's equity securities were classified as available-for-sale.
(ii)	The balance is comprised of 23 equity investments that are individually immaterial.

Disposal of Equity Securities

During the year ended December 31, 2018 the Company sold its interest in certain equity securities as they no longer fit the Company’s investment strategy. The fair value at the time of sale was $17.5 million and the Company recognized a cumulative net loss on disposal of $1.3 million which was transferred to deficit.

During the year ended December 31, 2017, the Company sold its interest in certain equity securities as they no longer fit the Company’s investment strategy. The shares had a cumulative fair value of $0.3 million at the time of sale and the Company recognized a gain before income taxes of $0.2 million. In accordance with the Company’s accounting policy for the year ended December 31, 2017, the gain and associated tax impact was transferred from other comprehensive income to the consolidated statements of income (loss) at the date of sale.

Impairment Loss on Equity Securities

For the year ended December 31, 2018, changes in the fair value of equity securities are permanently recognized in other comprehensive income and will not be reclassified to profit or loss.

Prior to the adoption of IFRS 9 on January 1, 2018, the Company recognized an impairment loss on equity securities of $8.5 million for the year ended December 31, 2017. Impairment loss evaluations of equity securities were based on whether a decline in fair value was considered to be significant or prolonged.